Financial risks (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Purchase price, acquisition of assets		$ 625,000	$ 500.6
Foreign exchange forward contract					$ 204.0
Cash transferred		648,385
Cash and cash equivalents	$ 174,265	$ 333,705				$ 499,249
Currency risk [Member]
Statements Line Items
Sensitivity analysis, variance, percentage	5.00%	5.00%	5.00%
Effect of variance on net earnings	$ 2,100	$ 5,400
Interest rate risk [Member]
Statements Line Items
Sensitivity analysis, variance, percentage	0.50%	0.50%	0.50%
Foreign exchange risk [Member]
Statements Line Items
Purchase price, acquisition of assets			$ 500.6
Foreign exchange forward contract					$ 204.0
Weighted average rate		1.3480			1.3480
Balance owing, foreign exchange forward contract					$ 296.6
Cash and cash equivalents				$ 38.7
Increase [Member] | Market risk [Member]
Statements Line Items
Sensitivity analysis, variance, percentage	10.00%	10.00%	10.00%
Effect of variance increase decrease on net earnings	$ 500	$ 1,300
Effect of variance increase decrease on other comprehensive income	9,000	9,300
Increase [Member] | Interest rate risk [Member] | Financial liabilities [Member]
Statements Line Items
Effect of variance on net earnings	$ 400	$ 300
Decrease [Member] | Market risk [Member]
Statements Line Items
Sensitivity analysis, variance, percentage	10.00%	10.00%	10.00%
Effect of variance increase decrease on net earnings	$ 500	$ 1,200
Effect of variance increase decrease on other comprehensive income	9,000	9,300
Decrease [Member] | Interest rate risk [Member] | Financial liabilities [Member]
Statements Line Items
Effect of variance on net earnings	$ 400	$ 300